Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter Hire (Table)
Period/ Year ending December 31,	Amount
2021 (period)	63,196
2022	125,359
2023	119,046
2024	103,935
2025	103,478
2026 and thereafter	447,063
Total	$962,077